Other assets - Schedule of Other Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 14, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Anticipated investment period (in years)	5 years
Capital contribution	$ 19,555,000
Percentage of investment in vehicle on equity method	10.80%
Amount of investment comprised of capital contribution	21,408,000	6,408,000
Amount of equity loss on investment	1,853,000	2,109,000
Amount of cash deposit account	0	60,000,000
Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Minority investment in vehicle during investment period			100,000,000
Maximum [Member] | GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Equity capital in containership assets			$ 900,000,000